Borrowings and financing (Details 6) - Thirty Seven Issue Debentures [Member] R$ in Thousands	3 Months Ended
Dec. 31, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Amount	R$ 5,000,000
Thirty Seven Issue Debentures One [Member]
IfrsStatementLineItems [Line Items]
Amount	R$ 3,500,000
Rate	DI +0.69%
Maturity	2032
Thirty Seven Issue Debentures Two [Member]
IfrsStatementLineItems [Line Items]
Amount	R$ 1,500,000
Rate	DI+0.90%
Maturity	2035